EQUITY (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Employee Stock Option [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding (in Shares)	3,205,000
Weighted average remaining contractual life	2 years 47 days
Weighted average exercise price of options outstanding	$ 0.833
Number of options exercisable (in Shares)	3,017,500
Weighted average exercise price of options exercisable	$ 0.841
Options at $0.350 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.350	$ 0.350
Number of options outstanding (in Shares)	1,200,000
Weighted average remaining contractual life	2 years 156 days
Weighted average exercise price of options outstanding	$ 0.350
Number of options exercisable (in Shares)	1,200,000
Weighted average exercise price of options exercisable	$ 0.350
Options at $0.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.380	$ 0.380
Number of options outstanding (in Shares)	92,500
Weighted average remaining contractual life	9 months
Weighted average exercise price of options outstanding	$ 0.380
Number of options exercisable (in Shares)	92,500
Weighted average exercise price of options exercisable	$ 0.380
Options at $0.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.400	$ 0.400
Number of options outstanding (in Shares)	275,000
Weighted average remaining contractual life	1 year 277 days
Weighted average exercise price of options outstanding	$ 0.400
Number of options exercisable (in Shares)	150,000
Weighted average exercise price of options exercisable	$ 0.400
Options at $0.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.450	$ 0.450
Number of options outstanding (in Shares)	132,500
Weighted average remaining contractual life	219 days
Weighted average exercise price of options outstanding	$ 0.450
Number of options exercisable (in Shares)	132,500
Weighted average exercise price of options exercisable	$ 0.450
Options at $0.474 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.474	$ 0.474
Number of options outstanding (in Shares)	132,500
Weighted average remaining contractual life	248 days
Weighted average exercise price of options outstanding	$ 0.474
Number of options exercisable (in Shares)	132,500
Weighted average exercise price of options exercisable	$ 0.474
Options at $0.480 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.480	$ 0.480
Number of options outstanding (in Shares)	132,500
Weighted average remaining contractual life	9 months
Weighted average exercise price of options outstanding	$ 0.480
Number of options exercisable (in Shares)	132,500
Weighted average exercise price of options exercisable	$ 0.480
Options at $0.570 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.570	$ 0.570
Number of options outstanding (in Shares)	225,000
Weighted average remaining contractual life	2 years 277 days
Weighted average exercise price of options outstanding	$ 0.570
Number of options exercisable (in Shares)	225,000
Weighted average exercise price of options exercisable	$ 0.570
Options at $1.310 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.310	$ 1.310
Number of options outstanding (in Shares)	75,000
Weighted average remaining contractual life	3 years 156 days
Weighted average exercise price of options outstanding	$ 1.310
Number of options exercisable (in Shares)	12,500
Weighted average exercise price of options exercisable	$ 1.310
Options at $1.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.440	$ 1.440
Number of options outstanding (in Shares)	15,000
Weighted average remaining contractual life	1 year 215 days
Weighted average exercise price of options outstanding	$ 1.440
Number of options exercisable (in Shares)	15,000
Weighted average exercise price of options exercisable	$ 1.440
Options at $1.46 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.460	$ 1.460
Number of options outstanding (in Shares)	100,000
Weighted average remaining contractual life	3 years 3 months
Weighted average exercise price of options outstanding	$ 1.460
Number of options exercisable (in Shares)	100,000
Weighted average exercise price of options exercisable	$ 1.460
Options at $1.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.600	$ 1.600
Number of options outstanding (in Shares)	310,000
Weighted average remaining contractual life	2 years 277 days
Weighted average exercise price of options outstanding	$ 1.600
Number of options exercisable (in Shares)	310,000
Weighted average exercise price of options exercisable	$ 1.600
Options at $1.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.900	$ 1.900
Number of options outstanding (in Shares)	15,000
Weighted average remaining contractual life	2 years 215 days
Weighted average exercise price of options outstanding	$ 1.900
Number of options exercisable (in Shares)	15,000
Weighted average exercise price of options exercisable	$ 1.900
Options at $2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 2.000	$ 2.000
Number of options outstanding (in Shares)	500,000
Weighted average remaining contractual life	1 year 335 days
Weighted average exercise price of options outstanding	$ 2.000
Number of options exercisable (in Shares)	500,000
Weighted average exercise price of options exercisable	$ 2.000